Document And Entity Information	Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001806524
Document Period End Date	Jun. 30, 2021
Entity File Number	001-39301